AXA PREMIER VIP TRUST

SUPPLEMENT DATED FEBRUARY 12, 2008 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information about (1) changes to the portfolio managers of BlackRock Financial Management, Inc. (“BlackRock”), one of the sub-advisers to the Multimanager Core Bond Portfolio and (2) changes to the portfolio managers of Wells Capital Management Inc. (“Wells Capital”), one of the sub-advisers to the Multimanager Small Cap Growth Portfolio.

In Appendix B, the following portfolio manager information replaces the portfolio manager information for BlackRock with respect to the Multimanager Core Bond Portfolio:

MULTIMANAGER CORE BOND PORTFOLIO (“FUND”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	December 31, 2006.*						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BLACKROCK FINANCIAL MANAGEMENT, INC.
Scott Amero	41	$31.4 Billion	31	$7.8 Billion	281	$94.1 Billion	0	N/A	4	$1.6 Billion	24	$7.8 Billion
Matthew Marra	21	$21.5 Billion	22	$7.7 Billion	301	$105.9 Billion	0	N/A	4	$1.8 Billion	24	$7.7 Billion
Andrew J. Phillips	29	$23.7 Billion	24	$8.1 Billion	301	$121.2 Billion	0	N/A	3	$1.7 Billion	19	$6.7 Billion

Ownership of Securities as of December 31, 2006*

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,000 Over
Scott Amero	X
Matthew Marra	X
Andrew J. Phillips	X

*	Information for Mr. Marra and Mr. Phillips is as of September 30, 2007.

In Appendix B, the following portfolio manager information replaces the portfolio manager information for Wells Capital with respect to the Multimanager Small Cap Growth Portfolio:

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (“FUND”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	December 31, 2006.*						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
WELLS CAPITAL MANAGEMENT INC.
Jerome Philpott	4	$737.5 Million	1	$61.9 Million	8	$1.14 Billion	0	N/A	0	N/A	1	$257.6 Million
Stuart Roberts	4	$737.5 Million	1	$61.9 Million	8	$1.14 Billion	0	N/A	0	N/A	1	$257.6 Million
Brandon M. Nelson	3	$2.1 Billion	3	$39.1 Million	18	$1.1 Billion	0	0	0	0	1	$400 Million
Thomas C. Ognar	3	$2.1 Billion	3	$39.1 Million	15	$1.1 Billion	0	0	0	0	1	$400 Million
Bruce C. Olson	3	$2.1 Billion	3	$39.1 Million	15	$1.1 Billion	0	0	0	0	1	$400 Million

Ownership of Securities as of December 31, 2006*

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,000 Over
Jerome Philpott	X
Stuart Roberts	X
Brandon M. Nelson	X
Thomas C. Ognar	X
Bruce C. Olson	X

*	Information for Mr. Nelson, Ognar, and Olson is as of September 30, 2007.